Boston Common ESG Impact International Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 95.5%
Communication Services - 4.5%
331,660	Deutsche Telekom AG	$6,053,621
229,500	Nippon Telegraph & Telephone Corp.	5,888,741
3,197,300	Singapore Telecommunications Ltd.	5,582,939
		17,525,301
Consumer Discretionary - 9.0%
12,471	Adidas AG	4,536,984
17,095	Alibaba Group Holding Ltd. - ADR [1]	3,978,519
641,435	Barratt Developments PLC	5,864,076
23,696	Naspers Ltd. - Class N	4,852,341
23,400	Shimano, Inc.	5,477,446
109,005	Valeo SA	4,299,598
101,800	Yamaha Corp.	5,998,497
		35,007,461
Consumer Staples - 11.0%
255,041	Essity AB - Class A	8,217,211
94,000	Kao Corp.	7,262,084
48,456	Kerry Group PLC	7,037,872
80,000	Shiseido Company Ltd.	5,537,941
117,290	Sundrug Company Ltd.	4,687,720
168,660	Unilever NV - NYRS	10,180,317
		42,923,145
Energy - 1.7%
2,582,000	Xinyi Solar Holdings Ltd.	6,770,543
		6,770,543

Financials - 16.1%
714,826	AIA Group Ltd.	8,710,957
393,285	AXA SA	9,431,836
73,040	HDFC Bank Ltd. - ADR	5,277,870
1,080,969	ING Groep NV	10,050,622
52,467	Macquarie Group Ltd.	5,600,300
533,600	ORIX Corp.	8,208,965
18,616,100	PT Bank Rakyat Indonesia (Persero) Tbk.	5,534,631
231,819	Sampo Oyj - Class A	9,911,027
		62,726,208
Health Care - 13.6%
121,517	Dechra Pharmaceuticals PLC	5,723,063
149,111	GlaxoSmithKline PLC - ADR	5,487,285
118,485	Grifols SA	3,459,322
58,700	Hoya Corp.	8,129,646
133,016	Koninklijke Philips NV	7,165,202
72,315	Novartis AG - ADR	6,828,705
89,732	Novo Nordisk A/S - Class B	6,259,630
228,378	Roche Holding Ltd. - ADR	10,012,091
		53,064,944
Industrials - 16.1%
232,548	Assa Abloy AB	5,746,730
131,520	Atlas Copco AB - Class B	5,903,602
40,400	Daikin Industries	8,987,673
56,549	Ferguson PLC	6,870,738
60,580	KION Group AG	5,253,592
111,150	Prysmian SpA	3,956,098
117,294	Recruit Holdings Company Ltd.	4,926,695
59,653	Schneider Electric SE	8,621,442
25,901	Spirax-Sarco Engineering PLC	3,998,186
35,397	Vestas Wind Systems A/S	8,361,814
		62,626,570
Information Technology - 12.5%
9,467	ASML Holding NV - NYRS	4,617,245
22,294	Dassault Systemes SE	4,521,633
226,488	Infineon Technologies AG	8,649,212
8,900	Keyence Corp.	5,006,402
43,548	SAP SE - ADR	5,678,224
52,393	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,712,933
70,200	TDK Corp.	10,592,024
40,828	Worldline SA [1]	3,966,340
		48,744,013
Materials - 5.5%
29,259	Air Liquide SA	4,796,893
54,265	Croda International PLC	4,880,058
1,124,434	DS Smith PLC	5,747,802
124,602	Umicore SA	5,988,970
		21,413,723
Real Estate - 3.5%
1,935,000	Hang Lung Properties Ltd.	5,099,228
114,306	Vonovia SE	8,348,184
		13,447,412
Utilities - 2.0%
38,276	Orsted A/S	7,831,473

TOTAL COMMON STOCKS (Cost $252,368,187)		372,080,793

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
7,958,977	First American Treasury Obligations Fund - Class X, 0.040% [2]	7,958,977

TOTAL MONEY SHORT-TERM INVESTMENTS (Cost $7,958,977)		7,958,977

TOTAL INVESTMENTS - 97.5% (Cost $260,327,164)		380,039,770
Other Assets in Excess of Liabilities - 2.5%		9,628,197
NET ASSETS - 100.0%		$389,667,967

ADR	American Depositary Receipt
NYRS	New York Registry Shares
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Service, LLC.

Country Allocation at December 31, 2020 (Unaudited)

Country	% of Net Assets [1]
Japan	20.7%
United Kingdom	12.5%
Germany	9.9%
France	9.2%
Denmark	5.8%
Netherlands	5.6%
Sweden	5.1%
Switzerland	4.3%
Hong Kong	3.5%
China	2.8%
Finland	2.5%
Ireland	1.8%
Belgium	1.5%
Taiwan	1.5%
Australia	1.4%
Singapore	1.4%
Indonesia	1.4%
India	1.4%
South Africa	1.3%
Italy	1.0%
Spain	0.9%

[1] Excludes short-term investments and other assets in excess of liabilities.

Boston Common ESG Impact International Fund
Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Boston Common ESG Impact International Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020.

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$-	$17,525,301	$-	$17,525,301
Consumer Discretionary	3,978,519	31,028,942	-	35,007,461
Consumer Staples	10,180,318	32,742,827	-	42,923,145
Energy	-	6,770,543	-	6,770,543
Financials	5,277,871	57,448,337	-	62,726,208
Health Care	22,328,082	30,736,862	-	53,064,944
Industrials	-	62,626,570	-	62,626,570
Information Technology	16,008,401	32,735,612	-	48,744,013
Materials	-	21,413,723	-	21,413,723
Real Estate	-	13,447,412	-	13,447,412
Utilities	-	7,831,473	-	7,831,473
Total Common Stocks	57,773,191	314,307,602	-	372,080,793
Short-Term Investments	7,958,977	-	-	7,958,977
Total Investments in Securities	$65,732,168	$314,307,602	$-	$380,039,770